                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10353

Morgan Stanley KLD Social Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders.
Morgan Stanley KLD Social Index Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003

Dear Shareholder:
During the six-month period ended May 31, 2003, investor uncertainty regarding world and economic events set the direction for the U.S. stock markets. War with Iraq seemed imminent, though its economic and political impact was not so apparent. There was concern for its effect on gas prices, world diplomacy, and the U.S. dollar. Furthermore, weaker-than-expected consumer spending during the holiday season had dampened hope for a market recovery.

As these issues became increasingly predictable, U.S. equity markets took a turn for the better. Renewed investor confidence propelled equity markets, bolstered by a combination of positive earnings and a three-week war led by coalition forces. By the end of May, the Russell 1000-Registered Trademark- Index was at its highest level in 10 months.

Performance
For the six-month period ended May 31, 2003, Morgan Stanley KLD Social Index Fund's Class A, B, C and D shares returned 3.71 percent, 3.28 percent,
3.43 percent and 3.90 percent, respectively. For the same period, the KLD Large Cap Social Index(SM)(1) (KLD Index) and Russell 1000 Index(2) returned
4.51 percent and 4.60 percent, respectively. The Lipper Large-Cap Core Fund Index(3) returned 3.33 percent over the period. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE TOTAL RETURN FIGURES GIVEN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES.

The Fund seeks to provide investment results that correspond, before expenses, to the total return of the KLD Index, which is composed of medium- to large-capitalization stocks that meet certain social and environmental criteria. As of May 31, 2003, about 700 companies met KLD's broad-based screens. The Investment Manager is using statistical sampling in an attempt to recreate the portfolio characteristics of

------------------
(1) The KLD Large Cap Social Index(SM) begins with the Russell 1000 Index. Companies on the KLD Large Cap Social Index(SM) are companies that pass KLD's multiple proprietary environmental and social screens. Indexes are unmanaged and their returns do not include any sales charges or fees. It is not possible to invest directly in an index. The KLD Large Cap Social Index(SM) (KLD Index) is a service mark of KLD Research & Analytics, Inc. (KLD). Morgan Stanley KLD Social Index Fund is not promoted or endorsed by, or in any way affiliated with KLD. KLD is not responsible for and has not reviewed the Fund or any associated literature or publications. KLD makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. The KLD Index is derived from the constituents of the Russell 1000 Index. The Russell 1000 Index is a trademark/service mark of the Frank Russell Company (FRC). The use of the Russell 1000 Index as the universe for the KLD Index in no way suggests or implies an opinion by FRC as to the attractiveness of the KLD Index or of the investment in any or all of the securities upon which the Russell 1000 Index or KLD Index are based.

(2) The Russell 1000-Registered Trademark- Index is a capitalization-weighted index that comprises the 1,000 largest stocks included in the Russell 3000 Index. Indexes are unmanaged and their returns do not include any sales charges or fees. It is not possible to invest directly in an index.

(3) The Lipper Large-Cap Core Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

Morgan Stanley KLD Social Index Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003 CONTINUED

the KLD Index. As of May 31, 2003 the Fund's portfolio consisted of approximately 250 companies. Because the Fund's portfolio is intended to replicate the KLD Index based on market capitalization, certain sectors are either under- or overrepresented in the Fund. The financial services sector accounted for the largest weighting of the Fund's portfolio, followed by technology, health care and consumer discretionary. The utilities, materials and energy sectors were among the lowest weightings.

We appreciate your ongoing support of Morgan Stanley KLD Social Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Proxy Voting Policies and Procedures
A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley KLD Social Index Fund
FUND PERFORMANCE / / MAY 31, 2003

                                   Average Annual Total Returns -- Period Ended May 31, 2003
 ------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                                Class B Shares**
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                 (8.38)%(1)         (13.19)%(2)        1 Year                       (9.14)%(1)         (13.65)%(2)
 Since Inception
  (07/13/01)           (10.84)%(1)         (13.36)%(2)        Since Inception (07/13/01)  (11.56)%(1)         (13.45)%(2)

                       Class C Shares+                                                Class D Shares++
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                 (9.04)%(1)          (9.94)%(2)        1 Year                       (8.20)%(1)
 Since Inception
  (07/13/01)           (11.51)%(1)         (11.51)%(2)        Since Inception (07/13/01)  (10.66)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

           Common Stocks (98.9%)
           ADVERTISING/MARKETING SERVICES (0.3%)
     727   Interpublic Group of Companies, Inc.....  $    9,996
     330   Omnicom Group, Inc......................      23,037
                                                     ----------
                                                         33,033
                                                     ----------
           AIR FREIGHT/COURIERS (0.9%)
     610   FedEx Corp..............................      39,028
     700   United Parcel Service, Inc. (Class B)...      43,701
                                                     ----------
                                                         82,729
                                                     ----------
           AIRLINES (0.3%)
   1,753   Southwest Airlines Co...................      28,171
                                                     ----------
           APPAREL/FOOTWEAR (0.4%)
     319   Cintas Corp.............................      11,809
     226   Coach, Inc.*............................      11,103
     200   Liz Claiborne, Inc......................       6,778
     175   VF Corp.................................       6,662
                                                     ----------
                                                         36,352
                                                     ----------
           APPAREL/FOOTWEAR RETAIL (0.4%)
     600   Gap, Inc. (The).........................      10,200
     202   Ross Stores, Inc........................       8,526
   1,100   TJX Companies, Inc. (The)...............      20,020
                                                     ----------
                                                         38,746
                                                     ----------
           AUTO PARTS: O.E.M. (0.3%)
   1,203   Delphi Corp.............................      10,610
     200   Johnson Controls, Inc...................      16,650
                                                     ----------
                                                         27,260
                                                     ----------
           BEVERAGES: NON-ALCOHOLIC (1.7%)
   3,400   Coca-Cola Co. (The).....................     154,938
     596   Coca-Cola Enterprises Inc...............      11,175
                                                     ----------
                                                        166,113
                                                     ----------
           BIOTECHNOLOGY (2.4%)
   2,250   Amgen Inc.*.............................     145,597
     250   Biogen, Inc.*...........................      10,610
     504   Genzyme Corp. (General Division)*.......      23,935
     350   Gilead Sciences, Inc.*..................      18,466

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

     200   IDEC Pharmaceuticals Corp.*.............  $    7,634
     529   MedImmune, Inc.*........................      18,753
                                                     ----------
                                                        224,995
                                                     ----------
           BROADCASTING (0.2%)
     456   Univision Communications, Inc. (Class
            A)*....................................      13,612
     240   Westwood One, Inc.*.....................       8,126
                                                     ----------
                                                         21,738
                                                     ----------
           BUILDING PRODUCTS (0.4%)
     189   American Standard Companies, Inc.*......      13,984
     888   Masco Corp..............................      21,845
                                                     ----------
                                                         35,829
                                                     ----------
           CABLE/SATELLITE TV (1.8%)
   4,100   Comcast Corp. (Class A)*................     123,451
   4,300   Liberty Media Corp. (Class A)*..........      50,310
                                                     ----------
                                                        173,761
                                                     ----------
           CHEMICALS: MAJOR DIVERSIFIED (0.1%)
     270   Rohm & Haas Co..........................       8,756
                                                     ----------
           CHEMICALS: SPECIALTY (0.5%)
     467   Air Products & Chemicals, Inc...........      20,357
     480   Praxair, Inc............................      28,795
                                                     ----------
                                                         49,152
                                                     ----------
           COMPUTER COMMUNICATIONS (2.2%)
  12,100   Cisco Systems, Inc.*....................     196,988
     700   Juniper Networks, Inc.*.................       9,716
                                                     ----------
                                                        206,704
                                                     ----------
           COMPUTER PERIPHERALS (0.7%)
   3,900   EMC Corp.*..............................      42,198
     270   Lexmark International, Inc.*............      20,088
                                                     ----------
                                                         62,286
                                                     ----------
           COMPUTER PROCESSING HARDWARE (2.7%)
     821   Apple Computer, Inc.*...................      14,753
   3,950   Dell Computer Corp.*....................     123,595
   4,800   Hewlett-Packard Co......................      93,600
   5,982   Sun Microsystems, Inc.*.................      25,902
                                                     ----------
                                                        257,850
                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

           CONTRACT DRILLING (0.1%)
     300   ENSCO International Inc.................  $    9,000
                                                     ----------
           DATA PROCESSING SERVICES (1.4%)
   1,200   Automatic Data Processing, Inc..........      41,880
     250   CheckFree Corp.*........................       6,120
   1,048   Concord EFS, Inc.*......................      15,846
     388   DST Systems, Inc.*......................      13,704
     336   Fiserv, Inc.*...........................      11,118
     878   Paychex, Inc............................      26,797
     990   SunGard Data Systems Inc.*..............      22,770
                                                     ----------
                                                        138,235
                                                     ----------
           DEPARTMENT STORES (0.6%)
     584   Kohl's Corp.*...........................      30,572
     700   May Department Stores Co................      15,183
     400   Sears, Roebuck & Co.....................      11,992
                                                     ----------
                                                         57,747
                                                     ----------
           DISCOUNT STORES (1.2%)
     877   Costco Wholesale Corp.*.................      32,493
     739   Dollar General Corp.....................      13,819
     250   Family Dollar Stores, Inc...............       9,112
   1,650   Target Corp.............................      60,439
                                                     ----------
                                                        115,863
                                                     ----------
           DRUGSTORE CHAINS (0.8%)
     832   CVS Corp................................      21,715
   1,800   Walgreen Co.............................      55,422
                                                     ----------
                                                         77,137
                                                     ----------
           ELECTRICAL PRODUCTS (0.4%)
     750   Emerson Electric Co.....................      39,225
                                                     ----------
           ELECTRONIC COMPONENTS (0.1%)
     255   QLogic Corp.*...........................      12,773
                                                     ----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.4%)
     627   Symbol Technologies, Inc................       8,402
     361   Waters Corp.*...........................      10,238
   1,925   Xerox Corp.*............................      21,040
                                                     ----------
                                                         39,680
                                                     ----------
           ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
   2,800   Applied Materials, Inc.*................      43,568

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

     513   KLA-Tencor Corp.*.......................  $   23,716
     372   Novellus Systems, Inc.*.................      12,890
                                                     ----------
                                                         80,174
                                                     ----------
           ELECTRONICS/APPLIANCE STORES (0.3%)
     540   Best Buy Co., Inc.*.....................      20,898
     429   RadioShack Corp.........................      10,339
                                                     ----------
                                                         31,237
                                                     ----------
           ELECTRONICS/APPLIANCES (0.1%)
     208   Whirlpool Corp..........................      11,835
                                                     ----------
           FINANCE/RENTAL/LEASING (3.4%)
     460   Capital One Financial Corp..............      22,158
     279   Countrywide Financial Corp..............      20,548
   1,760   Fannie Mae..............................     130,240
   1,220   Freddie Mac.............................      72,968
   2,026   MBNA Corp...............................      40,621
     300   SLM Corp................................      36,000
                                                     ----------
                                                        322,535
                                                     ----------
           FINANCIAL CONGLOMERATES (3.0%)
   2,473   American Express Co.....................     103,025
   2,900   J.P. Morgan Chase & Co..................      95,294
     786   Principal Financial Group, Inc..........      24,963
   1,140   Prudential Financial, Inc...............      38,213
     687   State Street Corp.......................      26,319
                                                     ----------
                                                        287,814
                                                     ----------
           FINANCIAL PUBLISHING/ SERVICES (0.2%)
     340   McGraw-Hill Companies, Inc. (The).......      21,491
                                                     ----------
           FOOD DISTRIBUTORS (0.4%)
     348   Supervalu, Inc..........................       6,908
   1,150   SYSCO Corp..............................      35,581
                                                     ----------
                                                         42,489
                                                     ----------
           FOOD RETAIL (0.5%)
     650   Albertson's, Inc........................      13,565
   1,600   Kroger Co.*.............................      25,680
     400   Safeway Inc.*...........................       7,536
                                                     ----------
                                                         46,781
                                                     ----------
           FOOD: MAJOR DIVERSIFIED (2.1%)
     700   General Mills, Inc......................      32,746

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

     650   Heinz (H.J.) Co.........................  $   21,495
     339   Kellogg Co..............................      11,933
   2,960   PepsiCo, Inc............................     130,832
                                                     ----------
                                                        197,006
                                                     ----------
           FOOD: SPECIALTY/CANDY (0.3%)
     200   Hershey Foods Corp......................      14,220
     280   Wrigley (Wm.) Jr. Co. (Class A).........      15,820
                                                     ----------
                                                         30,040
                                                     ----------
           GAS DISTRIBUTORS (0.4%)
     330   KeySpan Corp............................      11,623
     180   Kinder Morgan, Inc......................       9,189
     771   NiSource Inc............................      15,119
                                                     ----------
                                                         35,931
                                                     ----------
           HOME BUILDING (0.3%)
     140   Centex Corp.............................      10,868
     227   D.R. Horton, Inc........................       5,968
     113   Lennar Corp.............................       7,577
      99   Pulte Homes, Inc........................       6,493
                                                     ----------
                                                         30,906
                                                     ----------
           HOME FURNISHINGS (0.3%)
     353   Leggett & Platt, Inc....................       7,791
     670   Newell Rubbermaid, Inc..................      19,095
                                                     ----------
                                                         26,886
                                                     ----------
           HOME IMPROVEMENT CHAINS (2.1%)
   4,300   Home Depot, Inc. (The)..................     139,707
   1,400   Lowe's Companies, Inc...................      59,164
                                                     ----------
                                                        198,871
                                                     ----------
           HOSPITAL/NURSING MANAGEMENT (0.1%)
     554   Health Management Associates, Inc.
            (Class A)..............................      10,332
                                                     ----------
           HOUSEHOLD/PERSONAL CARE (4.4%)
     522   Avon Products, Inc......................      31,811
     940   Colgate-Palmolive Co....................      56,043
   1,900   Gillette Co. (The)......................      63,859
   1,050   Kimberly-Clark Corp.....................      54,526
   2,340   Procter & Gamble Co. (The)..............     214,859
                                                     ----------
                                                        421,098
                                                     ----------

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

           INDUSTRIAL CONGLOMERATES (0.9%)
     700   3M Co...................................  $   88,529
                                                     ----------
           INDUSTRIAL MACHINERY (0.2%)
     350   Illinois Tool Works Inc.................      21,717
                                                     ----------
           INDUSTRIAL SPECIALTIES (0.2%)
     300   Ecolab, Inc.............................      16,125
                                                     ----------
           INFORMATION TECHNOLOGY SERVICES (2.8%)
     600   Electronic Data Systems Corp............      12,090
   2,890   International Business Machines Corp....     254,436
                                                     ----------
                                                        266,526
                                                     ----------
           INSURANCE BROKERS/ SERVICES (0.5%)
     936   Marsh & McLennan Companies, Inc.........      46,922
                                                     ----------
           INTERNET RETAIL (0.4%)
     505   Amazon.com, Inc.*.......................      18,150
     449   USA Interactive, Inc.*..................      17,264
                                                     ----------
                                                         35,414
                                                     ----------
           INTERNET SOFTWARE/ SERVICES (0.3%)
     900   BEA Systems, Inc.*......................       9,756
     700   Yahoo! Inc.*............................      20,895
                                                     ----------
                                                         30,651
                                                     ----------
           INVESTMENT BANKS/ BROKERS (1.3%)
     450   Goldman Sachs Group, Inc. (The).........      36,675
   1,500   Merrill Lynch & Co., Inc................      64,950
   2,327   Schwab (Charles) Corp. (The)............      22,572
                                                     ----------
                                                        124,197
                                                     ----------
           INVESTMENT MANAGERS (0.5%)
     320   Franklin Resources, Inc.................      11,958
     902   Janus Capital Group Inc.................      14,026
     745   Mellon Financial Corp...................      20,242
                                                     ----------
                                                         46,226
                                                     ----------
           LIFE/HEALTH INSURANCE (0.7%)
   1,168   AFLAC, Inc..............................      38,439
     200   Jefferson-Pilot Corp....................       8,438

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

     437   Lincoln National Corp...................  $   15,208
     593   UnumProvident Corp......................       7,650
                                                     ----------
                                                         69,735
                                                     ----------
           MAJOR BANKS (7.7%)
   2,620   Bank of America Corp....................     194,404
   2,230   Bank One Corp...........................      83,313
     950   BB&T Corp...............................      32,480
   2,000   FleetBoston Financial Corp..............      59,140
     500   KeyCorp.................................      13,200
   1,119   National City Corp......................      37,845
     550   PNC Financial Services Group............      27,087
     376   Popular, Inc............................      14,849
     402   SunTrust Banks, Inc.....................      23,839
   2,453   Wachovia Corp...........................      98,562
   3,100   Wells Fargo & Co........................     149,730
                                                     ----------
                                                        734,449
                                                     ----------
           MAJOR TELECOMMUNICATIONS (5.1%)
     808   ALLTEL Corp.............................      38,687
   1,500   AT&T Corp...............................      29,235
   3,400   BellSouth Corp..........................      90,134
   5,520   SBC Communications, Inc.................     140,539
   1,540   Sprint Corp. (FON Group)................      20,882
   4,470   Verizon Communications Inc..............     169,189
                                                     ----------
                                                        488,666
                                                     ----------
           MANAGED HEALTH CARE (1.6%)
     276   Aetna Inc...............................      15,848
     270   Anthem, Inc.*...........................      19,804
     798   Caremark Rx, Inc.*......................      18,019
     302   CIGNA Corp..............................      16,942
     273   Oxford Health Plans, Inc.*..............      10,109
     520   UnitedHealth Group Inc..................      49,889
     250   WellPoint Health Networks, Inc.*........      21,335
                                                     ----------
                                                        151,946
                                                     ----------
           MEDIA CONGLOMERATES (2.0%)
   7,580   AOL Time Warner Inc.*...................     115,368
   4,000   Disney (Walt) Co. (The).................      78,600
                                                     ----------
                                                        193,968
                                                     ----------

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

           MEDICAL DISTRIBUTORS (0.7%)
     830   Cardinal Health, Inc....................  $   47,899
     530   McKesson Corp...........................      16,070
                                                     ----------
                                                         63,969
                                                     ----------
           MEDICAL SPECIALTIES (3.1%)
     584   Applera Corp. - Applied Biosystems
            Group..................................      11,370
     176   Bard (C.R.), Inc........................      12,346
   1,137   Baxter International, Inc...............      28,812
     600   Becton, Dickinson & Co..................      24,000
     474   Biomet, Inc.............................      13,035
     508   Boston Scientific Corp.*................      26,467
     527   Guidant Corp............................      22,282
   2,000   Medtronic, Inc..........................      97,460
     295   St. Jude Medical, Inc.*.................      16,549
     330   Stryker Corp............................      22,222
     170   Varian Medical Systems, Inc.*...........       9,477
     335   Zimmer Holdings, Inc.*..................      15,028
                                                     ----------
                                                        299,048
                                                     ----------
           MOTOR VEHICLES (0.3%)
     600   Harley-Davidson, Inc....................      25,296
                                                     ----------
           MULTI-LINE INSURANCE (2.7%)
   3,900   American International Group, Inc.......     225,732
     601   Hartford Financial Services Group, Inc.
            (The)..................................      28,031
                                                     ----------
                                                        253,763
                                                     ----------
           OFFICE EQUIPMENT/ SUPPLIES (0.3%)
     175   Avery Dennison Corp.....................       9,709
     420   Pitney Bowes, Inc.......................      16,132
                                                     ----------
                                                         25,841
                                                     ----------
           OIL & GAS PRODUCTION (0.9%)
     714   Anadarko Petroleum Corp.................      35,186
     320   Apache Corp.............................      21,094
     600   Devon Energy Corp.......................      31,200
                                                     ----------
                                                         87,480
                                                     ----------
           OIL REFINING/MARKETING (0.1%)
     130   Valero Energy Corp......................       4,875
                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

           OILFIELD SERVICES/ EQUIPMENT (0.2%)
     700   Baker Hughes Inc........................  $   23,135
                                                     ----------
           OTHER CONSUMER SERVICES (0.5%)
     303   Apollo Group, Inc. (Class A)*...........      17,701
     300   eBay, Inc.*.............................      30,513
                                                     ----------
                                                         48,214
                                                     ----------
           PACKAGED SOFTWARE (5.6%)
     535   Adobe Systems, Inc......................      18,880
     400   BMC Software, Inc.*.....................       6,784
     306   Mercury Interactive Corp.*..............      12,029
  14,600   Microsoft Corp. **......................     359,306
   6,940   Oracle Corp.*...........................      90,289
     410   Symantec Corp.*.........................      18,540
   1,100   VERITAS Software Corp.*.................      30,525
                                                     ----------
                                                        536,353
                                                     ----------
           PHARMACEUTICALS: GENERIC DRUGS (0.1%)
     400   Mylan Laboratories, Inc.................      11,552
                                                     ----------
           PHARMACEUTICALS: MAJOR (5.2%)
   5,000   Johnson & Johnson.......................     271,750
   4,050   Merck & Co., Inc........................     225,099
                                                     ----------
                                                        496,849
                                                     ----------
           PHARMACEUTICALS: OTHER (0.6%)
     250   Allergan, Inc...........................      18,028
     722   Forest Laboratories, Inc.*..............      36,461
                                                     ----------
                                                         54,489
                                                     ----------
           PROPERTY - CASUALTY INSURERS (0.4%)
     292   Chubb Corp. (The).......................      18,697
     310   Progressive Corp. (The).................      22,320
                                                     ----------
                                                         41,017
                                                     ----------
           PUBLISHING: NEWSPAPERS (0.2%)
     400   Tribune Co..............................      19,952
                                                     ----------
           RAILROADS (0.2%)
     971   Norfolk Southern Corp...................      21,284
                                                     ----------
           REAL ESTATE INVESTMENT TRUSTS (1.2%)
     440   Archstone-Smith Trust...................      10,454

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

     770   Equity Office Properties Trust..........  $   20,721
   1,037   Highwoods Properties, Inc...............      22,161
     300   Hospitality Properties Trust............       9,477
     757   Plum Creek Timber Co., Inc..............      19,985
     450   ProLogis Trust..........................      12,101
     490   Simon Property Group, Inc...............      18,434
                                                     ----------
                                                        113,333
                                                     ----------
           RECREATIONAL PRODUCTS (0.4%)
     276   Electronic Arts Inc.*...................      18,923
     950   Mattel, Inc.............................      20,435
                                                     ----------
                                                         39,358
                                                     ----------
           REGIONAL BANKS (2.5%)
     850   AmSouth Bancorporation..................      18,972
     970   Fifth Third Bancorp.....................      55,775
     300   First Tennessee National Corp...........      14,028
     408   North Fork Bancorporation, Inc..........      13,493
     394   Northern Trust Corp.....................      15,035
     500   Regions Financial Corp..................      17,520
     548   Synovus Financial Corp..................      12,505
   3,296   U.S. Bancorp............................      78,115
     489   Union Planters Corp.....................      15,736
                                                     ----------
                                                        241,179
                                                     ----------
           RESTAURANTS (0.7%)
     450   Darden Restaurants, Inc.................       8,915
   2,200   McDonald's Corp.........................      41,206
     750   Starbucks Corp.*........................      18,481
                                                     ----------
                                                         68,602
                                                     ----------
           SAVINGS BANKS (1.4%)
     400   Charter One Financial, Inc..............      12,184
     250   Golden West Financial Corp..............      19,448
     308   GreenPoint Financial Corp...............      15,613
   1,119   Sovereign Bancorp, Inc..................      18,262
   1,720   Washington Mutual, Inc..................      70,142
                                                     ----------
                                                        135,649
                                                     ----------
           SEMICONDUCTORS (4.3%)
   1,126   Altera Corp.*...........................      21,709
     700   Analog Devices, Inc.*...................      26,985
  11,550   Intel Corp..............................     240,702
     705   Maxim Integrated Products, Inc..........      27,643
   1,154   Micron Technology, Inc.*................      13,063

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

   3,100   Texas Instruments, Inc..................  $   63,550
     570   Xilinx, Inc.*...........................      17,026
                                                     ----------
                                                        410,678
                                                     ----------
           SERVICES TO THE HEALTH INDUSTRY (0.2%)
     161   Express Scripts, Inc. (Class A)*........      10,536
     557   IMS Health Inc..........................       9,937
                                                     ----------
                                                         20,473
                                                     ----------
           SPECIALTY INSURANCE (0.6%)
     251   Ambac Financial Group, Inc..............      16,744
     325   Fidelity National Financial, Inc........      10,098
     150   MBIA, Inc...............................       7,508
     131   MGIC Investment Corp....................       7,077
     319   Radian Group, Inc.......................      12,846
                                                     ----------
                                                         54,273
                                                     ----------
           SPECIALTY STORES (0.9%)
     176   AutoZone, Inc.*.........................      14,728
     695   Bed Bath & Beyond Inc.*.................      29,079
     170   Carmax Inc.*............................       3,953
     823   Office Depot, Inc.*.....................      11,028
     968   Staples, Inc.*..........................      18,770
     339   Williams-Sonoma, Inc.*..................       9,638
                                                     ----------
                                                         87,196
                                                     ----------
           STEEL (0.2%)
     304   Nucor Corp..............................      14,483
                                                     ----------
           TELECOMMUNICATION EQUIPMENT (1.2%)
   2,574   Corning Inc.*...........................      18,816
   9,425   Lucent Technologies Inc.*...............      20,829
   3,800   Motorola, Inc...........................      32,376
   1,300   QUALCOMM Inc............................      43,654
                                                     ----------
                                                        115,675
                                                     ----------
           TOOLS/HARDWARE (0.1%)
     150   Black & Decker Corp. (The)..............       6,497
                                                     ----------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.2%)
     450   Deere & Co..............................      19,652
                                                     ----------

NUMBER OF
 SHARES                                                VALUE

---------------------------------------------------------------

           WHOLESALE DISTRIBUTORS (0.1%)
     300   Genuine Parts Co........................  $    9,861
                                                     ----------
           WIRELESS TELECOMMUNICATIONS (0.6%)
   4,400   AT&T Wireless Services Inc.*............      34,188
   1,430   Nextel Communications, Inc. (Class
            A)*....................................      21,436
                                                     ----------
                                                         55,624
                                                     ----------

  Total Investments
   (COST $11,081,890) (A).................    98.9%  9,459,282
  Other Assets in Excess of Liabilities...     1.1     109,106
                                            ------  ----------
  Net Assets..............................   100.0% $9,568,388
                                            ======  ==========

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $555,505 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,178,113, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,622,608.

Futures Contracts Open at May 31, 2003:
                                    DESCRIPTION,     UNDERLYING
                                      DELIVERY          FACE
      NUMBER OF          LONG/         MONTH,          AMOUNT       UNREALIZED
      CONTRACTS          SHORT        AND YEAR        AT VALUE     APPRECIATION
--------------------------------------------------------------------------------
          1               Long     S&P Index
                                   EMINI
                                   June 2003          $48,165         $  549
          1               Long     Nasdaq 100
                                   Index EMINI
                                   June 2003           23,980          1,287
                                                                      ------
                         Total unrealized appreciation..........      $1,836
                                                                      ======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $11,081,890).....................................  $9,459,282
Cash..............................................      47,058
Receivable for:
  Shares of beneficial interest sold..............      61,638
  Dividends.......................................       7,719
  Variation margin................................       1,105
Prepaid expenses and other assets.................         860
Receivable from affiliate.........................      81,276
                                                    ----------
    Total Assets..................................   9,658,938
                                                    ----------
Liabilities:
Payable for:
  Distribution fee................................       6,176
  Shares of beneficial interest redeemed..........       2,238
Accrued expenses and other payables...............      82,136
                                                    ----------
    Total Liabilities.............................      90,550
                                                    ----------
    Net Assets....................................  $9,568,388
                                                    ==========
Composition of Net Assets:
Paid-in-capital...................................  $14,347,131
Net unrealized depreciation.......................  (1,620,772)
Accumulated undistributed net investment income...      33,154
Accumulated net realized loss.....................  (3,191,125)
                                                    ----------
    Net Assets....................................  $9,568,388
                                                    ==========
Class A Shares:
Net Assets........................................    $987,167
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     125,060
    Net Asset Value Per Share.....................  $     7.89
                                                    ==========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $     8.33
                                                    ==========
Class B Shares:
Net Assets........................................  $6,245,965
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     793,210
    Net Asset Value Per Share.....................  $     7.87
                                                    ==========
Class C Shares:
Net Assets........................................  $1,038,063
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     132,292
    Net Asset Value Per Share.....................  $     7.85
                                                    ==========
Class D Shares:
Net Assets........................................  $1,297,193
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     164,160
    Net Asset Value Per Share.....................  $     7.90
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)

Net Investment Income:
Dividend Income...................................  $  77,806
                                                    ---------
Expenses
Shareholder reports and notices...................     38,755
Professional fees.................................     27,541
Distribution fee (Class A shares).................        426
Distribution fee (Class B shares).................     27,481
Distribution fee (Class C shares).................      4,651
KLD licensing fee.................................     22,215
Investment management fee.........................     19,965
Transfer agent fees and expenses..................      6,824
Other.............................................      3,275
                                                    ---------
    Total Expenses................................    151,133
Less: amounts waived/reimbursed...................   (118,574)
                                                    ---------
    Net Expenses..................................     32,559
                                                    ---------
    Net Investment Income.........................     45,247
                                                    ---------

Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
  Investments.....................................   (950,923)
  Futures contracts...............................     (3,185)
                                                    ---------
    Net Realized Loss.............................   (954,108)
                                                    ---------
Net Change in Unrealized Appreciation/Depreciation
 on:
  Investments.....................................  1,087,617
  Futures contracts...............................       (160)
                                                    ---------
    Net Appreciation..............................  1,087,457
                                                    ---------
    Net Gain......................................    133,349
                                                    ---------
Net Increase......................................  $ 178,596
                                                    =========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE SIX     FOR THE YEAR
                                          MONTHS ENDED        ENDED
                                          MAY 31, 2003  NOVEMBER 30, 2002
                                          ------------  -----------------
                                          (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $    45,247      $   134,324
Net realized loss.......................     (954,108)      (2,093,630)
Net change in unrealized depreciation...    1,087,457       (1,568,271)
                                          -----------      -----------

    Net Increase (Decrease).............      178,596       (3,527,577)
                                          -----------      -----------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................      (11,379)          (1,868)
Class B shares..........................      (41,845)          (2,692)
Class C shares..........................       (8,411)          (1,886)
Class D shares..........................      (70,365)         (79,073)
                                          -----------      -----------

    Total Dividends.....................     (132,000)         (85,519)
                                          -----------      -----------

Net decrease from transactions in shares
 of beneficial interest.................   (2,303,474)      (3,480,546)
                                          -----------      -----------

    Net Decrease........................   (2,256,878)      (7,093,642)

Net Assets:
Beginning of period.....................   11,825,266       18,918,908
                                          -----------      -----------

End of Period
 (Including accumulated undistributed
 net investment income of $33,154 and
 $119,907, respectively)................  $ 9,568,388      $11,825,266
                                          ===========      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley KLD Social Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that before expenses corresponds to the total return of the KLD Large Cap Social Index(SM) ("KLD Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of companies included in the KLD Index. The Fund was organized as a Massachusetts business trust on April 6, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the average net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2003, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annual basis exceed 0.60% of the daily net assets of the Fund. At May 31, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,103,826 at May 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.11% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $10,631 and $17, respectively and received $7,190 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2003 aggregated $155,014 and $2,486,625, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status
At November 30, 2002, the Fund had a net capital loss carryover of approximately $2,221,000 of which $20,000 will be available through November 30, 2009, and $2,201,000 will be available through November 30, 2010 to offset future capital gains to the extent provided by regulations.

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,000 during fiscal 2002.

As of November 30, 2002, the Fund had temporary book/tax differences attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                     FOR THE SIX           FOR THE YEAR
                                    MONTHS ENDED               ENDED
                                    MAY 31, 2003         NOVEMBER 30, 2002
                                ---------------------  ---------------------
                                     (UNAUDITED)
                                 SHARES     AMOUNT      SHARES     AMOUNT
                                --------  -----------  --------  -----------
CLASS A SHARES
Sold..........................    56,822  $   395,725    78,538  $   650,574
Reinvestment of dividends.....     1,546       11,206       199        1,868
Redeemed......................   (31,173)    (215,001)  (15,868)    (121,933)
                                --------  -----------  --------  -----------
Net increase -- Class A.......    27,195      191,930    62,869      530,509
                                --------  -----------  --------  -----------
CLASS B SHARES
Sold..........................   116,789      826,742   354,989    3,046,133
Reinvestment of dividends.....     5,149       37,382       255        2,389
Redeemed......................   (67,309)    (484,642)  (88,137)    (678,301)
                                --------  -----------  --------  -----------
Net increase -- Class B.......    54,629      379,482   267,107    2,370,221
                                --------  -----------  --------  -----------
CLASS C SHARES
Sold..........................    16,441      120,393    78,785      674,914
Reinvestment of dividends.....       984        7,124       160        1,494
Redeemed......................   (13,039)     (92,433)   (9,086)     (72,352)
                                --------  -----------  --------  -----------
Net increase -- Class C.......     4,386       35,084    69,859      604,056
                                --------  -----------  --------  -----------
CLASS D SHARES
Sold..........................    61,009      445,735    96,739      787,983
Reinvestment of dividends.....     9,298       67,503     8,438       79,063
Redeemed......................  (476,988)  (3,423,208) (985,266)  (7,852,378)
                                --------  -----------  --------  -----------
Net decrease -- Class D.......  (406,681)  (2,909,970) (880,089)  (6,985,332)
                                --------  -----------  --------  -----------
Net decrease in Fund..........  (320,471) $(2,303,474) (480,254) $(3,480,546)
                                ========  ===========  ========  ===========

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

7. Purposes Of And Risks Relating To Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the KLD Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the KLD Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

At May 31, 2003, the Fund had outstanding futures contracts.

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE PERIOD
                                       FOR THE SIX      FOR THE YEAR      JULY 13, 2001*
                                      MONTHS ENDED          ENDED             THROUGH
                                      MAY 31, 2003    NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                     ---------------  -----------------  -----------------
                                       (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................      $ 7.73             $ 9.39             $10.00
                                         ------             ------             ------
Income (loss) from investment
 operations:
  Net investment income++..........        0.05               0.09               0.03
  Net realized and unrealized gain
   (loss)..........................        0.23              (1.70)             (0.64)
                                         ------             ------             ------
Total income (loss) from investment
 operations........................        0.28              (1.61)             (0.61)
                                         ------             ------             ------

Less dividends from net investment
 income............................       (0.12)             (0.05)           -
                                         ------             ------             ------

Net asset value, end of period.....      $ 7.89             $ 7.73             $ 9.39
                                         ======             ======             ======

Total Return+......................        3.71%(1)         (17.25)%            (6.10)%(1)

Ratios to Average Net Assets(3)(4):
Expenses...........................        0.11%(2)           0.24 %             0.25 %(2)
Net investment income..............        1.45%(2)           1.01 %             0.85 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................        $987               $756               $329
Portfolio turnover rate............           2%(1)             13 %                3 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   MAY 31, 2003................................................    2.49%          (0.93)%
   NOVEMBER 30, 2002...........................................    2.14%          (0.89)%
   NOVEMBER 30, 2001...........................................    2.35%          (1.25)%

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                        FOR THE PERIOD
                                      FOR THE SIX     FOR THE YEAR      JULY 13, 2001*
                                     MONTHS ENDED         ENDED             THROUGH
                                     MAY 31, 2003   NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                     -------------  -----------------  -----------------
                                      (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................     $ 7.68            $ 9.36            $10.00
                                        ------            ------            ------
Income (loss) from investment
 operations:
  Net investment income++..........       0.02              0.02              0.00
  Net realized and unrealized gain
   (loss)..........................       0.23             (1.69)            (0.64)
                                        ------            ------            ------
Total income (loss) from investment
 operations........................       0.25             (1.67)            (0.64)
                                        ------            ------            ------

Less dividends from net investment
 income............................      (0.06)            (0.01)           -
                                        ------            ------            ------

Net asset value, end of period.....     $ 7.87            $ 7.68            $ 9.36
                                        ======            ======            ======

Total Return+......................       3.28%(1)        (17.90)%           (6.40)%(1)

Ratios to Average Net Assets(3)(4):
Expenses...........................       1.00%(2)          1.00 %            1.00 %(2)
Net investment income..............       0.56%(2)          0.25 %            0.10 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................     $6,246            $5,670            $4,413
Portfolio turnover rate............          2%(1)            13 %               3 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   MAY 31, 2003................................................    3.38%          (1.82)%
   NOVEMBER 30, 2002...........................................    2.90%          (1.65)%
   NOVEMBER 30, 2001...........................................    3.10%          (2.00)%

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                          FOR THE PERIOD
                                       FOR THE SIX      FOR THE YEAR      JULY 13, 2001*
                                      MONTHS ENDED          ENDED             THROUGH
                                      MAY 31, 2003    NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                     ---------------  -----------------  -----------------
                                       (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................      $ 7.66             $ 9.36             $10.00
                                         ------             ------             ------
Income (loss) from investment
 operations:
  Net investment income++..........        0.02               0.02               0.00
  Net realized and unrealized gain
   (loss)..........................        0.24              (1.69)             (0.64)
                                         ------             ------             ------
Total income (loss) from investment
 operations........................        0.26              (1.67)             (0.64)
                                         ------             ------             ------

Less dividends from net investment
 income............................       (0.07)             (0.03)           -
                                         ------             ------             ------

Net asset value, end of period.....      $ 7.85             $ 7.66             $ 9.36
                                         ======             ======             ======

Total Return+......................        3.43%(1)         (17.92)%            (6.40)%(1)

Ratios to Average Net Assets(3)(4):
Expenses...........................        1.00%(2)           1.00 %             1.00 %(2)
Net investment income..............        0.56%(2)           0.25 %             0.10 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $1,038               $980               $544
Portfolio turnover rate............           2%(1)             13 %                3 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   MAY 31, 2003................................................    3.38%          (1.82)%
   NOVEMBER 30, 2002...........................................    2.90%          (1.65)%
   NOVEMBER 30, 2001...........................................    3.10%          (2.00)%

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                          FOR THE PERIOD
                                       FOR THE SIX      FOR THE YEAR      JULY 13, 2001*
                                      MONTHS ENDED          ENDED             THROUGH
                                      MAY 31, 2003    NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                     ---------------  -----------------  -----------------
                                       (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................      $ 7.74             $ 9.40             $10.00
                                         ------             ------             ------
Income (loss) from investment
 operations:
  Net investment income++..........        0.06               0.11               0.04
  Net realized and unrealized gain
   (loss)..........................        0.23              (1.71)             (0.64)
                                         ------             ------             ------
Total income (loss) from investment
 operations........................        0.29              (1.60)             (0.60)
                                         ------             ------             ------

Less dividends from net investment
 income............................       (0.13)             (0.06)           -
                                         ------             ------             ------

Net asset value, end of period.....      $ 7.90             $ 7.74             $ 9.40
                                         ======             ======             ======

Total Return+......................        3.90%(1)         (17.17)%            (6.00)%(1)

Ratios to Average Net Assets(3)(4):
Expenses...........................        0.00%(2)           0.00 %             0.00 %(2)
Net investment income..............        1.56%(2)           1.25 %             1.10 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $1,297             $4,419            $13,634
Portfolio turnover rate............           2%(1)             13 %                3 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   MAY 31, 2003................................................    2.38%          (0.82)%
   NOVEMBER 30, 2002...........................................    1.90%          (0.65)%
   NOVEMBER 30, 2001...........................................    2.10%          (1.00)%

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

39908RPT-11435F03-AP-6/03


[MORGAN STANLEY LOGO]


   [PHOTO]


 MORGAN STANLEY
 KLD SOCIAL INDEX FUND


SEMIANNUAL REPORT
MAY 31, 2003

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund

Ronald E. Robison
Principal Executive Officer
July 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003